Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 836,619	¥ 500,214	¥ 854,600
Interest payments	507,812	422,720	362,602
Capital lease obligations incurred	¥ 6,086	¥ 4,467	¥ 5,975